UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
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Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Oscar S. Schafer       New York, NY                   11/14/06
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]               [Date]

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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    27
                                                -------------

Form 13F Information Table Value Total:            $1,050,563
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE

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                                     Form 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------------------------- --------------------------- ---------------------------------------------
                                                            VALUE      SHRS OR    SH/  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN  CALL DISCRETION  MANAGERS SOLE   SHARED  NONE
------------------------- -------------------- ----------- -------- ------------ ----- ---- ---------- -------- -------- -----------
AVIS BUDGET GROUP              COM             053774105     57,293   3,132,488                SOLE        X        X

CRYOLIFE INC                   PFD CV 6%       228903209      4,080      85,000                SOLE        X        X

CRYOLIFE INC                   COM             228903100     12,900   2,000,000                SOLE        X        X

FIRST DATA CORP                COM             319963104     91,140   2,170,000                SOLE        X        X

FLAMEL TECHNOLOGIES SA         SPONSORED ADR   338488109     84,140   4,487,447                SOLE        X        X

FLOWSERVE CORP                 COM             34354P105    103,927   2,054,300                SOLE        X        X

HEXCEL CORP NEW                COM             428291108     41,022   2,899,100                SOLE        X        X

HORIZON OFFSHORE INC           COM             44043J204      7,584     443,500                SOLE        X        X

INTERNATIONAL FLAVOR&FRAGRA    COM             459506101     42,873   1,084,300                SOLE        X        X

ISHARES SILVER TRUST           ISHARES         46428Q109      4,580      40,000                SOLE        X        X

KOS PHARMACEUTICALS INC        COM             500648100     43,490     880,000                SOLE        X        X

LIVE NATION INC                COM             538034109     26,944   1,319,500                SOLE        X        X

MIRAMAR MINING CORP            COM             60466E100      9,773   2,383,700                SOLE        X        X

NEW GOLD INC CDA               COM             644535106      4,593     644,118                SOLE        X        X

NEXEN INC                      COM             65334H102      8,019     150,000                SOLE        X        X

NOVEN PHARMACEUTICALS INC      COM             670009109     46,337   1,921,100                SOLE        X        X

PHARMION CORP                  COM             71715B409     56,043   2,600,620                SOLE        X        X

PHI INC                        COM NON VTG     69336T205     10,665     350,000                SOLE        X        X

REALOGY CORP                   COM             75605E100     46,909   2,068,299                SOLE        X        X

TESCO CORP                     COM             88157K101     58,584   3,777,200                SOLE        X        X

VICEROY EXPL LTD               COM             925621104     30,402   3,415,900                SOLE        X        X

TYCO INTL LTD NEW              COM             902124106      9,097     325,000        CALL    SOLE        X        X

TYCO INTL LTD NEW              COM             902124106      6,298     225,000        CALL    SOLE        X        X

WRIGHT EXPRESS CORP            COM             98233Q105     49,222   2,045,800                SOLE        X        X

WYNDAM WORLDWIDE CORP          COM             98310W108     93,894   3,356,959                SOLE        X        X

WYNN RESORTS LTD               COM             983134107     52,538     772,500                SOLE        X        X

YANKEE CANDLE INC              COM             984757104     48,216   1,647,300                SOLE        X        X


27 TOTAL DATA RECORDS                            1,050,563

NOTE:

The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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